Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables
Schedule of trade and other receivables

	2023	2022
	€m	€m
Included within non-current assets
Trade receivables	51	34
Trade receivables held at fair value through other comprehensive income	337	606
Net investment in leases	267	134
Contract assets	494	495
Contract-related costs	690	630
Other receivables	66	37
Prepayments	296	231
Derivative financial instruments[1]	5,642	4,216
	7,843	6,383
Included within current assets
Trade receivables	3,277	3,300
Trade receivables held at fair value through other comprehensive income	566	802
Net investment in leases	106	66
Contract assets	3,063	3,056
Contract-related costs	1,471	1,403
Amounts owed by associates and joint ventures	175	241
Other receivables	730	869
Prepayments	835	872
Derivative financial instruments[1]	482	410
	10,705	11,019

Note:

1

Includes €198 million (2022: €3 million) of embedded derivative option for which fair value is based on level 3 of the fair value hierarchy (see section on fair value carrying value information within note 22 ‘Capital and Risk Management’). All other items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.